Long-Term Debt - Derivatives - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Jan. 20, 2015 USD ($) Swap	Mar. 31, 2011 USD ($)
Debt Instrument [Line Items]
Change in fair value of swap agreement	$ 1,381,000	$ 466,000	$ 466,000	$ 1,478,000	$ 659,000
Tax effects of changes in unrealized gain on derivatives	939,000	$ 310,000	$ 310,000	$ 1,027,000	$ 447,000
Interest Rate Swap
Debt Instrument [Line Items]
Fair value of swap agreement before tax	2,300,000
Fair value of swap agreement after tax	1,400,000
Change in fair value of swap agreement	2,300,000
Tax effects of changes in unrealized gain on derivatives	$ 900,000
National Mentor Holdings, Inc | Interest Rate Swap
Debt Instrument [Line Items]
Number of interest rate swap agreements | Swap						2
Interest rate swap in a notional amount						$ 375,000,000	$ 400,000,000
Minimum interest received from counter party (percent)						1.00%	1.75%
Quarterly payment received from counter party	Equal to the greater of 3-month LIBOR or 1.00% per annum		Equal to the greater of 3-month LIBOR and 1.75% per annum,
Payments on fixed rate (percent)						1.795%	2.55%